DARPA Grant Revenue - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DARPA Grant Revenue Disclosure [Line Items]
Allowable costs of reimbursable	$ 5,000
Revenues				$ 42,000
Prepaid expenses and other current assets		$ 4,173	$ 4,173	1,362	$ 845
DARPA Grant Revenue [Member]
DARPA Grant Revenue Disclosure [Line Items]
Revenues		400	1,100
Prepaid expenses and other current assets		$ 200	$ 200	$ 0